Amounts receivable (Details Narrative) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2025	May 31, 2024
TRA [Member]
IfrsStatementLineItems [Line Items]
VAT refunds	$ 0.0	$ 0.5	$ 1.8	$ 3.1